Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	F-4
Amendment Flag	false
Entity Registrant Name	Sands China Ltd.
Entity Central Index Key	0001755281
Entity Emerging Growth Company	false
Entity Accounting Standard	IFRS